Shareholders' Equity - Weibo Performance Based RSU (Details) - Performance-based RSU - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares Granted
Awarded (in shares)	19	0	0
Cancelled (in shares)	(1)
Outstanding at the end of the year (in shares)	18
Weighted-Average Grant Date Fair Value
Awarded (in dollars per share)	$ 47.47
Cancelled (in dollars per share)	47.47
Outstanding at the end of the year (in dollars per share)	$ 47.47
Weibo
Shares Granted
Awarded (in shares)	111
Cancelled (in shares)	(3)
Outstanding at the end of the year (in shares)	108
Weighted-Average Grant Date Fair Value
Awarded (in dollars per share)	$ 27.00
Cancelled (in dollars per share)	27.00
Outstanding at the end of the year (in dollars per share)	$ 27.00
Unrecognized compensation cost	$ 0.3
Number of shares granted under performance-based RSUs (in shares)		0	0